Operating Segments (Schedule of Fixed Assets, Net from Company's Operation) (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Fixed assets	€ 264,095	€ 114,389
Israel [Member]
Disclosure of geographical areas [line items]
Fixed assets	16,651	19
Italy [Member]
Disclosure of geographical areas [line items]
Fixed assets
Spain [Member]
Disclosure of geographical areas [line items]
Fixed assets	217,339	97,327
Netherland [Member]
Disclosure of geographical areas [line items]
Fixed assets	€ 30,105	€ 17,043